TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of information about tangible assets

Figures in millions	Mine development costs	Mine infrastructure	Exploration and evaluation assets (3)	Assets under construction	Land and buildings (2)	Total
US Dollars

Cost
Balance at 1 January 2023	5,291	4,099	807	757	129	11,083
Additions	423	10	—	607	2	1,042
Disposals	(2)	(43)	(4)	(23)	(22)	(94)
Derecognition of assets	(5)	(183)	—	—	—	(188)
Transfers and other movements (1)	415	456	—	(873)	7	5
Translation	1	(1)	—	(1)	—	(1)
Balance at 31 December 2023	6,123	4,338	803	467	116	11,847

Accumulated amortisation and impairments
Balance at 1 January 2023	3,602	3,052	187	26	8	6,875
Amortisation for the year	410	171	1	—	—	582
Impairment of assets	77	72	1	56	14	220
Impairment reversal of assets	(27)	(7)	—	—	(1)	(35)
Disposals	(2)	(43)	(3)	—	(9)	(57)
Derecognition of assets	(3)	(149)	—	—	—	(152)
Transfers and other movements (1)	2	(11)	—	—	—	(9)

Figures in millions	Mine development costs	Mine infrastructure	Exploration and evaluation assets (3)	Assets under construction	Land and buildings (2)	Total
Transfer to assets and liabilities held for sale	—	—	—	—	—	—
Translation	4	—	—	—	—	4
Balance at 31 December 2023	4,063	3,085	186	82	12	7,428
Net book value at 31 December 2023	2,060	1,253	617	385	104	4,419

Cost
Balance at 1 January 2024	6,123	4,338	803	467	116	11,847
Additions	426	4	—	651	7	1,088
Acquired through business combination	2,784	469	297	127	—	3,677
Disposals	(6)	(18)	—	—	—	(24)
Derecognition of assets	(4)	(81)	—	—	—	(85)
Transfers and other movements (1)	248	262	7	(516)	1	2
Translation	(200)	(9)	(4)	(2)	—	(215)
Balance at 31 December 2024	9,371	4,965	1,103	727	124	16,290

Accumulated amortisation and impairments
Balance at 1 January 2024	4,063	3,085	186	82	12	7,428
Amortisation for the year	473	195	—	—	—	668
Impairment reversal of assets	(2)	(30)	—	(28)	—	(60)
Disposals	(6)	(18)	—	—	—	(24)
Derecognition of assets	(3)	(67)	—	—	—	(70)
Transfers and other movements (1)	13	(13)	—	—	—	—
Translation	(153)	(5)	(5)	(1)	—	(164)
Balance at 31 December 2024	4,385	3,147	181	53	12	7,778
Net book value at 31 December 2024	4,986	1,818	922	674	112	8,512

Cost
Balance at 1 January 2025	9,371	4,965	1,103	727	124	16,290
Additions	406	28	—	1,005	10	1,449
Acquired through asset acquisition	—	—	158	—	1	159
Disposals	(12)	(81)	—	—	—	(93)
Disposal of subsidiary (refer to Notes 14.1 and 14.2)	(521)	(204)	(210)	(9)	(12)	(956)
Derecognition of assets	(438)	(80)	(1)	(3)	—	(522)
Transfers and other movements (1)	346	332	89	(799)	—	(32)
Transfer to assets held for sale	—	—	(3)	—	(17)	(20)
Translation	139	8	3	7	—	157
Balance at 31 December 2025	9,291	4,968	1,139	928	106	16,432

Accumulated amortisation and impairments
Balance at 1 January 2025	4,385	3,147	181	53	12	7,778
Amortisation for the year	854	334	—	—	—	1,188
Impairment of assets	—	—	98	—	—	98
Impairment reversal of assets	(38)	(13)	—	—	(2)	(53)
Disposals	(12)	(79)	—	—	—	(91)
Disposal of subsidiary (refer to Notes 14.1 and 14.2)	(420)	(173)	(8)	—	(3)	(604)
Derecognition of assets	(437)	(73)	(1)	—	—	(511)
Transfers and other movements (1)	—	—	(1)	—	—	(1)
Transfer to assets held for sale	—	—	(3)	—	—	(3)
Translation	106	8	2	—	—	116
Balance at 31 December 2025	4,438	3,151	268	53	7	7,917
Net book value at 31 December 2025	4,853	1,817	871	875	99	8,515
(1)Transfers and other movements include amounts from deferred stripping, changes in estimates of decommissioning assets and asset reclassifications.
(2)Assets of $7m (2024: $6m; 2023: $7m) have been pledged as security.
(3)Mining rights and dumps, which mainly comprised acquired exploration assets and previously disclosed as a separate class of assets has now been combined with exploration and evaluation assets. Accounting policies have been updated accordingly.

Disclosure of impairments and derecognitions of tangible assets	Net (impairment) reversal of impairment and net loss on disposal and derecognition of assets:

Figures in millions	Tangible Assets	Right of Use Assets	Total
US Dollars	2025

Group income statement
Impairment of assets	(98)	—	(98)
Reversal of impairment of assets	53	5	58
Net loss on disposal of assets and derecognition of assets	(48)	—	(48)
Net (impairment) reversal of impairment and net loss on disposal and derecognition of assets	(93)	5	(88)

	2024
Group income statement
Reversal of impairment of assets	60	—	60
Profit (loss) on derecognition of assets	(2)	2	—
Net loss on disposal of assets	(2)	—	(2)
Reversal of impairment and net loss on disposal and derecognition of assets	56	2	58

	2023
Group income statement
Impairment of assets	(220)	(10)	(230)
Reversal of impairment of assets	35	3	38
Derecognition of assets	(36)	1	(35)
Net profit on disposal of assets	6	—	6
Net (impairment) and net loss on disposal and derecognition of assets	(215)	(6)	(221)

Impairment allocation

Cash Generating Unit	Mine Development Cost	Mine Infrastructure	Exploration and evaluation costs	Assets under construction	Land and buildings	Total Tangible Asset (Impairment) Impairment Reversal	Goodwill	Right of use assets	Total (Impairment) Impairment Reversal
Figures in millions
US Dollars
	2025
Americas segment
Serra Grande	38	13	—	—	2	53	—	5	58

Projects segment
Colombian projects	—	—	(98)	—	—	(98)	—	—	(98)
	38	13	(98)	—	2	(45)	—	5	(40)

	2024
Americas segment
Cuiabá	2	30	—	28	—	60	—	—	60
	2	30	—	28	—	60	—	—	60

	2023
Americas segment
CdS	(30)	(9)	—	(5)	(1)	(45)	—	(2)	(47)
Cuiabá	27	(17)	—	(29)	1	(18)	—	3	(15)
Serra Grande	(47)	(39)	—	(7)	(4)	(97)	—	(8)	(105)

Projects
Gramalote	—	—	(1)	(15)	(9)	(25)	—	—	(25)
	(50)	(65)	(1)	(56)	(13)	(185)	—	(7)	(192)